FINANCIAL INCOME (EXPENSE), NET	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
FINANCIAL INCOME (EXPENSE), NET
NOTE 13:	FINANCIAL INCOME (EXPENSE), NET

	Year ended December 31,
	2015		2016	2017

Financial income:
Interest income		$551	$204		$132
Foreign currency translation gains, net		572	-		204
Change in fair value of SWAP		225	608		2,373
Other					197
		$1,348	$812		$2,906

Financial expense:
Foreign currency translation losses, net	$		$(779)	$
Interest and change in fair value of payment obligation related to acquisitions		(489)	(1,303)		(43)
Issuance costs of convertible debt		-	-
Interest expense on debts		(2,313)	(5,306)		(4,794)
Change in fair value of convertible debt		(175)	(1,350)		(3,785)
Bank charges and other		(310)	(362)		(206)
		$(3,287)	$(9,100)		$(8,828

Financial expense, net		$(1,939)	$(8,288)		$(5,922)